CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)		Ordinary Shares [Member]		Additional Paid-in Capital [Member]	(Accumulated Deficit) Retained Earnings [Member]	Accumulated Other Comprehensive (Loss) Income [Member]	Total
Beginning balance at Mar. 31, 2023		$ 0	[1]	$ 13,908,000	$ 363,806	$ (111,857)	$ 14,159,949
Beginning balance (in shares) at Mar. 31, 2023	[1]	76,980,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchase and retirement of ordinary shares		$ 0	[1]	(6,000,000)	0	0	(6,000,000)
Repurchase and retirement of ordinary shares (in shares)	[1]	(36,000,000)
Net (loss) income:		$ 0	[1]	0	2,496,554	0	2,496,554
Foreign currency translation adjustment		0	[1]	0	0	85,550	85,550
Ending balance at Mar. 31, 2024		$ 0	[1]	7,908,000	2,860,360	(26,307)	10,742,053
Ending balance (in shares) at Mar. 31, 2024	[1]	40,980,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares from release of RSUs		$ 0	[1]	0	0	0	0
Issuance of ordinary shares from release of RSUs (in shares)	[1]	909,204
Issuance of ordinary shares under private placement		$ 0	[1]	5,121,620	0	0	5,121,620
Issuance of ordinary shares under private placement (in shares)	[1]	1,317,018
Share-based compensation		$ 0	[1]	8,788,109	0	0	8,788,109
Net (loss) income:		0	[1]	0	(11,967,505)	0	(11,967,505)
Foreign currency translation adjustment		0	[1]	0	0	83,466	83,466
Ending balance at Mar. 31, 2025		$ 0	[1]	21,817,729	(9,107,145)	57,159	12,767,743
Ending balance (in shares) at Mar. 31, 2025	[1]	43,206,222
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares in connection with initial public offering, net of underwriting discounts and offering costs		$ 0	[1]	17,175,447	0	0	17,175,447
Issuance of ordinary shares in connection with initial public offering, net of underwriting discounts and offering costs (in shares)	[1]	5,031,250
Share-based compensation		$ 0	[1]	7,060,640	0	0	7,060,640
Net (loss) income:		0	[1]	0	(15,152,338)	0	(15,152,338)
Foreign currency translation adjustment		0	[1]	0	0	(126,178)	(126,178)
Ending balance at Mar. 31, 2026		$ 0	[1]	$ 46,053,816	$ (24,259,483)	$ (69,019)	$ 21,725,314
Ending balance (in shares) at Mar. 31, 2026	[1]	48,237,472

[1]	The number of ordinary shares and amount of ordinary shares have been retrospectively adjusted to give effect to the changes in par value and a six-for-one stock split. Refer to Note 10 for more details.